Shareholder Report, Holdings (Details)_4	Jun. 30, 2024
Class A | iShares MSCI India Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | iShares MSCI India Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | iShares MSCI India Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R-6 | iShares MSCI India Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R-6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R-6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R-6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R-6 | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R-6 | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R-6 | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R-6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class R-6 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class R-6 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class R-6 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class R-6 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R-6 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R-6 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class R-6 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class R-6 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R-6 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%